Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Government grants			£ 8,829	£ 1,989
R&D tax credit	£ 2,193	£ 687	2,388	328	£ 399
Other operating income	3,407	9,686	11,352	2,317	£ 399
Government Grants Receivable	£ 1,241	£ 8,943	£ 5,415	£ 1,989